Report of Directors Corporate Governance - Summary assessment (Details) - 12 months ended Dec. 31, 2024 £ in Thousands, $ in Billions	GBP (£)	USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	100.00%	100.00%
CET1 capital ratio	14.90%	14.90%
Profit before tax ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance | $		$ 34.1
Weighting (%)	15.00%	15.00%
Assessment (%)	100.00%	100.00%
Profit before tax ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout | $		$ 27.1
Profit before tax ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout | $		33.5
Target basis operating expenses ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance | $		$ 32.6
Weighting (%)	15.00%	15.00%
Assessment (%)	60.09%	60.09%
Target basis operating expenses ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout | $		$ 32.9
Target basis operating expenses ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout | $		$ 32.3
Reported RoTE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance percentage	16.00%	16.00%
Weighting (%)	25.00%	25.00%
Assessment (%)	87.50%	87.50%
Reported RoTE | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance percentage	18.20%	18.20%
Weighting (%)	5.00%	5.00%
Assessment (%)	100.00%	100.00%
Reported RoTE | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	13.50%	13.50%
Reported RoTE | Minimum | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	15.10%	15.10%
Reported RoTE | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	16.50%	16.50%
Reported RoTE | Maximum | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	18.10%	18.10%
Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	15.00%	15.00%
Assessment (%)	75.00%	75.00%
Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	10.00%	10.00%
Assessment (%)	70.00%	70.00%
Wider society
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	5.00%	5.00%
Assessment (%)	50.00%	50.00%
Personal measures
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	10.00%	10.00%
Sir Noel Quinn
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	77.81%	77.81%
Scorecard outcome | £	£ 1,540
Risk adjustment | £	0
Annual incentive | £	£ 1,540
Sir Noel Quinn | Profit before tax ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	15.00%	15.00%
Sir Noel Quinn | Target basis operating expenses ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	9.01%	9.01%
Sir Noel Quinn | Reported RoTE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	21.88%	21.88%
Sir Noel Quinn | Reported RoTE | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	5.00%	5.00%
Sir Noel Quinn | Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	11.25%	11.25%
Sir Noel Quinn | Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	7.00%	7.00%
Sir Noel Quinn | Wider society
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	2.50%	2.50%
Sir Noel Quinn | Personal measures
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	10.00%	10.00%
Outcome	6.17%	6.17%
Georges Elhedery
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	78.79%	78.79%
Scorecard outcome | £	£ 1,677
Risk adjustment | £	0
Annual incentive | £	£ 1,677
Georges Elhedery | Profit before tax ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	15.00%	15.00%
Georges Elhedery | Target basis operating expenses ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	9.01%	9.01%
Georges Elhedery | Reported RoTE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	21.88%	21.88%
Georges Elhedery | Reported RoTE | Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	5.00%	5.00%
Georges Elhedery | Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	11.25%	11.25%
Georges Elhedery | Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	7.00%	7.00%
Georges Elhedery | Wider society
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	2.50%	2.50%
Georges Elhedery | Personal measures
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)	10.00%	10.00%
Outcome	7.15%	7.15%